Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 13:- SEGMENT INFORMATION

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer, in deciding how to allocate resources and assessing performance.

The segment structure reflects the financial information and reports used by the Company’s management, specifically its CODM, to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280, Segment Reporting.

The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level. As a single reportable segment entity, the Company’s segment performance measure is net loss. The Company adopted ASU 2023-07 in December 2024.

Revenue by geographical region can be found in the revenue recognition disclosures in Note 3.

Major Customers:

During the year ended December 31, 2024, the Company had four customers that accounted for 19.5%, 18.4%, 16.9% and 14.5%, respectively, of revenues.

During the year ended December 31, 2023, the Company had three customers that accounted for 38.9%, 18.1% and 12.7%, respectively, of revenues.

During the year ended December 31, 2022, the Company had three customers that accounted for 33.4%, 19.4% and 18.9%, respectively, of revenues.

No other customer accounted for 10% or more of revenues in 2024, 2023 or 2022. The 10% customers were different customers in each of 2024, 2023 and 2022.